Trade and other receivables - Fuel Price Stabilization Fun (Details) - Fuel Price stabilization fund - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables
Opening balance	$ 3,029	$ 7,623
Revenue of the period (Note 24)	5,999	2,921
Mobilizations and other	58	142
Collections	(1,024)	(7,657)
Opportunity cost adjustment	45
Dividends offsets	(128)
Closing balance	$ 7,979	$ 3,029